GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           FutureFunds Series Account
                            Annual Report Form N-30D
                               File No. 811-03972

The information required to be contained in this report for the period ending October 31, 2003 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:

Janus Worldwide Fund
File No. 811-01879
Form N-CSR
Filed via EDGAR and accepted on December 29, 2003
Accession No. 0000277751-03-000014

Janus Fund
File No. 811-01879
Form N-CSR
Filed via EDGAR and accepted on December 29, 2003
Accession No. 0000277751-03-000014

Janus Twenty Fund
File No. 811-01879
Form N-CSR
Filed via EDGAR and accepted on December 29, 2003
Accession No. 0000277751-03-000014

AIM Blue Chip Fund
File No. 811-01424
Form N-CSR
Filed via EDGAR and accepted on December 24, 2003
Accession No. 0000950129-03-006294

Federated Capital Appreciation Fund - Class A
File No. 811-04017
Form N-CSR
Filed via EDGAR and accepted on December 31, 2003
Accession No. 0001056288-03-000754